GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6, and Class P Shares

of the

Goldman Sachs Commodity Strategy Fund

(the “Fund”)

Supplement dated March 30, 2020 to the

Statement of Additional Information (“SAI”),

dated April 30, 2019, as supplemented to date

Effective March 31, 2020, Mark Van Wyk will no longer serve as a portfolio manager for the Fund. In addition, effective March 31, 2020, Peter Stone will serve as a portfolio manager for the Fund. Samuel Finkelstein will continue to serve as a portfolio manager for the Fund.

Accordingly, effective March 31, 2020, the Fund’s disclosures are modified as follows:

All references to Mr. Van Wyk in the SAI are deleted in their entirety.

The following rows are added to the table under “Commodity Strategy Fund” in the “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” subsection of the “MANAGEMENT SERVICES” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type†						Number of Other Accounts and Total Assets for Which Advisory Fee is Performance Based†
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Commodity Strategy Fund
Commodity Strategy Team
Peter Stone*	36	$20,387	195	$75,106	6,117	$250,340	—	$—	3	$1,101	29	$17,347

Assets are preliminary, in millions, unless otherwise noted, as of December 31, 2018.

†	Includes wrap as a single account.
*	Information is as of December 31, 2019.

The following rows are added to the table under “Commodity Strategy Fund” in the “Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “MANAGEMENT SERVICES” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Commodity Strategy Fund
Peter Stone*	None

*	Information for this Portfolio Manager is as of December 31, 2019.

This Supplement should be retained with your SAI for future reference.

SELSATSAISTK 03-20